Share Based Compensation (Details) - Schedule of estimated fair value of options - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation (Details) - Schedule of estimated fair value of options [Line Items]
Expected life (years)		10 years
Expected dividend yield	0.00%	0.00%
Exercise multiple (in Dollars per share)	$ 2.2	$ 2.2
Post-vesting forfeit rate	0.00%	12.00%
Fair value of underlying ordinary shares (in Dollars per share)		$ 1.8
Minimum [Member]
Share Based Compensation (Details) - Schedule of estimated fair value of options [Line Items]
Risk-free interest rates	0.56%	1.64%
Expected life (years)	3 years
Expected volatility	70.60%	44.10%
Fair value of underlying ordinary shares (in Dollars per share)	$ 1.02
Fair value of share option (in Dollars per share)	$ 0.55	$ 1.8
Maximum [Member]
Share Based Compensation (Details) - Schedule of estimated fair value of options [Line Items]
Risk-free interest rates	0.57%	2.72%
Expected life (years)	7 years
Expected volatility	72.20%	45.00%
Fair value of underlying ordinary shares (in Dollars per share)	$ 1.25
Fair value of share option (in Dollars per share)	$ 1.24	$ 4.19